Leasing (Tables)	12 Months Ended
Dec. 31, 2025
Leasing [Abstract]
Schedule of right of use asset	Right-of-use assets

Skr mn	2025	2024
Opening balance	96	123
Depreciation	-27	-27
Addition	17	—
Closing balance	86	96

Schedule of leasing amounts accounted for in profit or loss
Accounted for in profit or loss

Skr mn	2025	2024
Depreciation charge on right-of-use assets	-27	-27
Interest expenses on lease liability	-1	-1
Expenses relating to short-term leases[1]	-3	-2
Expenses relating to low-value leases[1]	-3	-3
Variable lease fees[1]	-7	-7
Total amount accounted for in profit or loss	-41	-40
1 Accounted for under Other administrative expenses.

Schedule of lease liability	Lease liability

Skr mn	2025	2024
Opening balance	98	125
Interest expenses accrued	1	1
Payments of lease liability	-29	-28
Addition	17	—
Closing balance	86	98
1 There have been canceled and new leases.

Schedule of contractual flows of lease liability
Contractual flows of lease liability

Skr mn	2025	2024
Within 1 year	31	28
Between 1 and 5 years	56	71
More than 5 years	—	—
Discounting effect	-1	-1
Closing balance	86	98
The total cash outflow for leases in 2025 was Skr 43 million (2024: Skr 40 million).

Schedule of reconciliation between gross investment and present value of minimum lease payments

	December 31, 2025		December 31, 2024
Skr mn	Gross investment	Present value of minimum lease payments	Gross investment	Present value of minimum lease payments
Within 1 year	20	20	36	35
Between 1 and 5 years	77	69	116	102
More than 5 years	—	—	—	—
Total	97	89	152	137
Unearned finance income	—	8	—	15